Provision (Benefit) for Income Taxes Tax Provison (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current :
Federal	$ (1)	$ (29)	$ (41)
State	3	0	(5)
Foreign	0	0	2
Total	2	(29)	(44)
Deferred:
Federal	421	98	280
State	88	10	99
Total	509	108	379
Less: Provision (benefit) for income taxes	$ 511	$ 79	$ 335